Fair Value Measurements - Schedule of Changes in the Fair Value of Warrant Liabilities (Details) (10-K) - USD ($)	1 Months Ended	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Beginning balance		$ 68,114,000	$ 17,661,000	$ 9,037,000	$ 15,962,000			$ 15,962,000		$ 15,962,000	$ 15,962,000
Initial measurement									12,909,000
Changes in fair value	$ 4,514,000	(2,028,000)	3,696,000	8,624,000	(6,925,000)	$ 176,000	176,000	1,699,000	3,053,000	5,395,000	52,152,000
Ending balance	$ 13,085,000	66,086,000	$ 21,357,000	$ 17,661,000	9,037,000	$ 13,085,000	13,085,000	17,661,000	15,962,000	21,357,000	68,114,000
Public Warrant [Member]
Beginning balance		43,470,000			10,350,000			10,350,000		10,350,000	10,350,000
Initial measurement									8,395,000
Changes in fair value									1,955,000		33,120,000
Ending balance									10,350,000		43,470,000
Private Placement Warrant [Member]
Beginning balance		$ 24,644,000			$ 5,612,000			$ 5,612,000		$ 5,612,000	5,612,000
Initial measurement									4,514,000
Changes in fair value									1,098,000		19,032,000
Ending balance									$ 5,612,000		$ 24,644,000